Certnas

1-36018

13003162

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
JUL 23 2013
Washington, DC 20549

By Electronic Mail

July 23, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 23, 2013 The Nasdaq Stock Market (the "Exchange") received from Marlin Midstream Partners, LP (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Units representing limited partner interests

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery